Stock-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Expense
(in thousands)	Years Ended September 30
	2013	2012	2011
Stock option grants	$376	381	370
Annual non-employee Director stock award	507	320	334
	$883	701	704

Summary of Stock Activity

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term(yrs)	Fair Value(000's)

Outstanding at
October 1, 2010	633,900	$14.00	4.1	$4,206
Granted	29,160	$25.60		$293
Exercised	(54,035)	$9.95		$274
Forfeited	(3,000)	$5.84		$9
Outstanding at
September 30, 2011	606,025	$14.96	3.5	$4,216
Granted	31,690	$22.25		$281
Exercised	(153,505)	$8.62		$705
Forfeited	(3,000)	$5.78		$10
Outstanding at
September 30, 2012	481,210	$17.52	3.8	$3,782
Granted	46,180	$26.20		$489
Exercised	(112,800)	$10.52		$603
Forfeited	—	$—		$—
Outstanding at
September 30, 2013	414,590	$20.40	4.2	$3,668
Exercisable at
September 30, 2013	330,878	$19.05	3.2	$2,759
Vested during
twelve months ended
September 30, 2013	32,912			$326

Summary of Stock Options Outstanding

	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$18.01 - $27.00	75,828	25.03	8.4
$27.01 - $32.16	7,884	32.16	6.2
	83,712	$25.70	8.1	years
Exercisable:
$8.01 - $12.00	75,000	10.82	0.6
$12.01 - $18.00	100,350	14.78	1.3
$18.01 - $27.00	106,202	23.78	5.7
$27.01 - $32.16	49,326	30.08	5.3
	330,878	$19.05	3.2	years
Total	414,590	$20.40	4.2	years